Financial Risk Management - Credit Risk (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 405.7	$ 498.7
Restricted investments	237.0	203.0
Investments held by social trust funds
Disclosure of detailed information about financial instruments [line items]
Restricted investments	2.4	2.8
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	51.0	95.0
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9.0	6.0
Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	235.0	200.0
Restricted investments	235.0	200.0
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	45.0	141.0
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0.0	43.0
AA Plus | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	109.0	86.0
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9.0	54.0
AA | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	45.0	30.0
AA | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7.0	6.0
AA | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	126.0	90.0
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	26.0	2.0
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6.0	22.0
AA Minus | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2.0	0.0
AA Minus | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0.0	24.0
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 10.0	$ 85.0